Earnings Per Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Share

Basic (loss) earnings per share is computed on the basis of the weighted-average number of common stock outstanding during the period. Diluted (loss) earnings per share is computed on the basis of the basic weighted-average shares plus the effect of potentially dilutive securities outstanding during the period using the treasury stock method. Potentially dilutive securities include outstanding stock options and unvested PSUs and RSUs.

The following table presents the computation of basic and diluted (loss) earnings per share:

	For the year ended December 31,
($ and shares in thousands, except per share amounts)	2017	2016	2015
Numerator:
Net (loss) income attributable to IGT PLC	(1,068,576)	211,337	(75,574)

Denominator:
Weighted-average shares, basic	203,130	201,511	192,398
Incremental shares under stock based compensation plans	—	703	—
Weighted-average shares, diluted	203,130	202,214	192,398

Basic (loss) earnings per share attributable to IGT PLC	(5.26)	1.05	(0.39)
Diluted (loss) earnings per share attributable to IGT PLC	(5.26)	1.05	(0.39)

Certain stock options to purchase common shares were outstanding, but were excluded from the computation of diluted earnings per share, because the exercise price of the options was greater than the average market price of the common shares for the full year, and therefore, the effect would have been antidilutive.

In addition, during years when the Company is in a net loss position, certain outstanding stock options and unvested restricted stock awards were excluded from the computation of diluted earnings per share because including them would have had an antidilutive effect due to the net loss position of the Company.

For the years ended December 31, 2017 and 2015, 0.4 million and 2.6 million stock options and unvested restricted stock awards, respectively, were excluded from the computation of diluted earnings per share because including them would have had an antidilutive effect.